Segment Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segment Information
5	SEGMENT INFORMATION

5.1	Operating segments
The Group operates in four operating segments:

(i)	Life insurance business (Life)
Life insurance business relates primarily to the sale of life insurance policies, including those life insurance policies without significant insurance risk transferred.

(ii)	Health insurance business (Health)
Health insurance business relates primarily to the sale of health insurance policies, including those health insurance policies without significant insurance risk transferred.

(iii)	Accident insurance business (Accident)
Accident insurance business relates primarily to the sale of accident insurance policies.

(iv)	Other businesses (Others)
Other businesses relate primarily to income and cost of the agency business in respect of transactions with CLIC, etc., as described in Note 34, net share of profit of associates and joint ventures, income and expenses of subsidiaries, and unallocated income and expenditure of the Group.

5.2	Allocation basis of income and expenses
Investment income, net realised gains on financial assets, net fair value gains through profit or loss and foreign exchange gains/(losses) within other expenses are allocated among segments in proportion to the respective segments’ average liabilities of insurance contracts and investment contracts at the beginning and end of the year. Administrative expenses are allocated among segments in proportion to the unit cost of respective products in the different segments. Unallocated other income and other expenses are presented in the “Others” segment directly. Income tax is not allocated.
5.3	Allocation basis of assets and liabilities
Financial assets, securities sold under agreements to repurchase and derivative financial liabilities are allocated among segments in proportion to the respective segments’ average liabilities of insurance contracts and investment contracts at the beginning and end of the year. Insurance and investment contract liabilities are presented under the respective segments. The remaining assets and liabilities are not allocated.

	For the year ended 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	481,311	120,609	16,407	—	—	618,327

- Term life	2,501	—	—	—	—
- Whole life	69,923	—	—	—	—
- Endowment	97,791	—	—	—	—
- Annuity	311,096	—	—	—	—

Net premiums earned	480,214	114,549	16,488	—	—	611,251
Investment income	160,204	10,831	496	6,856	—	178,387
Net realised gains on financial assets	18,768	1,256	58	262	—	20,344
Net fair value gains through profit or loss	2,795	187	9	1,952	—	4,943
Other income	1,228	85	—	11,826	(3,134)	10,005

Including: inter-segment revenue	—	—	—	3,134	(3,134)	—

Segment revenues	663,209	126,908	17,051	20,896	(3,134)	824,930

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(114,657)	(6,656)	(41)	—	—	(121,354)
Accident and health claims and claim adjustment expenses	—	(48,076)	(6,954)	—	—	(55,030)
Increase in insurance contract liabilities	(413,206)	(28,956)	(208)	—	—	(442,370)
Investment contract benefits	(10,223)	(405)	—	—	—	(10,628)
Policyholder dividends resulting from participation in profits	(26,367)	(144)	—	—	—	(26,511)
Underwriting and policy acquisition costs	(38,290)	(21,021)	(4,835)	(1,598)	—	(65,744)
Finance costs	(4,608)	(308)	(14)	(668)	—	(5,598)
Administrative expenses	(23,339)	(11,069)	(2,948)	(3,452)	—	(40,808)
Statutory insurance fund contribution	(787)	(367)	(99)	—	—	(1,253)
Other expenses	(8,961)	(1,307)	(270)	(8,063)	3,134	(15,467)

Including: inter-segment expenses	(2,929)	(196)	(9)	—	3,134	—

Segment benefits, claims and expenses	(640,438)	(118,309)	(15,369)	(13,781)	3,134	(784,763)

Net gains on investments of associates and joint ventures	—	—	—	10,328	—	10,328

Including: share of profit of associates and joint ventures	—	—	—	10,328	—	10,328

Segment results	22,771	8,599	1,682	17,443	—	50,495

Income tax						1,917

Net profit						52,412

Attributable to
- Equity holders of the Company						50,921
- Non-controlling interests						1,491

Other comprehensive income attributable to equity holders of the Company	(5,290)	(354)	(16)	1,097	—	(4,563)

Depreciation and amortisation	2,919	1,359	368	641	—	5,287

	As at 31 December 2021
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets

Financial assets	4,001,202	259,618	11,668	223,824	—	4,496,312
Others	9,893	16,044	569	257,953	—	284,459

Segment assets	4,011,095	275,662	12,237	481,777	—	4,780,771

Unallocated
Property, plant and equipment						54,398
Others						55,916

Total						4,891,085

Liabilities

Insurance contracts	3,180,931	228,899	10,069	—	—	3,419,899
Investment contracts	296,104	17,490	—	—	—	313,594
Securities sold under agreements to repurchase	217,288	14,536	672	6,950	—	239,446
Others	87,371	5,276	379	22,102	—	115,128

Segment liabilities	3,781,694	266,201	11,120	29,052	—	4,088,067

Unallocated
Others						316,360

Total						4,404,427

	For the year ended 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	480,593	115,089	16,583	—	—	612,265

- Term life	2,674	—	—	—	—
- Whole life	73,747	—	—	—	—
- Endowment	109,275	—	—	—	—
- Annuity	294,897	—	—	—	—

Net premiums earned	479,600	109,091	15,975	—	—	604,666
Investment income	140,963	9,202	462	3,870	—	154,497
Net realised gains on financial assets	13,523	877	44	139	—	14,583
Net fair value gains through profit or loss	17,727	1,148	58	2,967	—	21,900
Other income	1,284	75	—	10,492	(2,448)	9,403

Including: inter-segment revenue	—	—	—	2,448	(2,448)	—

Segment revenues	653,097	120,393	16,539	17,468	(2,448)	805,049

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(108,862)	(4,714)	(33)	—	—	(113,609)
Accident and health claims and claim adjustment expenses	—	(44,987)	(7,408)	—	—	(52,395)
Increase in insurance contract liabilities	(382,132)	(32,445)	(220)	—	—	(414,797)
Investment contract benefits	(9,494)	(352)	—	—	—	(9,846)
Policyholder dividends resulting from participation in profits	(28,129)	(150)	—	—	—	(28,279)
Underwriting and policy acquisition costs	(60,841)	(15,921)	(5,315)	(2,284)	—	(84,361)
Finance costs	(2,798)	(183)	(7)	(759)	—	(3,747)
Administrative expenses	(23,360)	(8,677)	(2,649)	(3,020)	—	(37,706)
Statutory insurance fund contribution	(833)	(302)	(94)	—	—	(1,229)
Other expenses	(8,575)	(1,051)	(241)	(4,851)	2,448	(12,270)

Including: inter-segment expenses	(2,292)	(148)	(8)	—	2,448	—

Segment benefits, claims and expenses	(625,024)	(108,782)	(15,967)	(10,914)	2,448	(758,239)

Net gains on investments of associates and joint ventures	—	—	—	7,666	—	7,666

Including: share of profit of associates and joint ventures	—	—	—	8,336	—	8,336

Segment results	28,073	11,611	572	14,220	—	54,476

Income tax						(3,103)

Net profit						51,373

Attributable to
- Equity holders of the Company						50,257
- Non-controlling interests						1,116
Other comprehensive income attributable to equity holders of the Company	23,685	1,534	78	402	—	25,699
Depreciation and amortisation	3,086	1,118	351	607	—	5,162

	As at 31 December 2020
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	3,537,020	222,559	10,964	117,276	—	3,887,819
Others	10,076	14,939	675	239,584	—	265,274

Segment assets	3,547,096	237,498	11,639	356,860	—	4,153,093

Unallocated
Property, plant and equipment						52,747
Others						46,626

Total						4,252,466

Liabilities
Insurance contracts	2,767,642	195,487	10,096	—	—	2,973,225
Investment contracts	271,757	16,455	—	—	—	288,212
Securities sold under agreements to repurchase	109,156	7,070	358	5,665	—	122,249
Others	84,668	6,013	370	23,288	—	114,339

Segment liabilities	3,233,223	225,025	10,824	28,953	—	3,498,025

Unallocated
Others						297,504

Total						3,795,529

	For the year ended 31 December 2019
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Revenues
Gross written premiums	446,562	105,581	14,943	—	—	567,086

- Term life	2,584	—	—	—	—
- Whole life	61,612	—	—	—	—
- Endowment	113,950	—	—	—	—
- Annuity	268,416	—	—	—	—

Net premiums earned	445,719	99,575	14,984	—	—	560,278
Investment income	129,334	7,849	443	2,293	—	139,919
Net realised gains on financial assets	1,646	100	6	79	—	1,831
Net fair value gains through profit or loss	16,947	1,027	58	1,219	—	19,251
Other income	1,110	60	—	8,723	(1,673)	8,220

Including: inter-segment revenue	—	—	—	1,673	(1,673)	—

Segment revenues	594,756	108,611	15,491	12,314	(1,673)	729,499

Benefits, claims and expenses
Insurance benefits and claims expenses
Life insurance death and other benefits	(124,194)	(3,649)	(34)	—	—	(127,877)
Accident and health claims and claim adjustment expenses	—	(44,613)	(6,170)	—	—	(50,783)
Increase in insurance contract liabilities	(303,479)	(27,209)	(119)	—	—	(330,807)
Investment contract benefits	(8,810)	(347)	—	—	—	(9,157)
Policyholder dividends resulting from participation in profits	(22,251)	(124)	—	—	—	(22,375)
Underwriting and policy acquisition costs	(57,071)	(16,554)	(5,443)	(2,328)	—	(81,396)
Finance costs	(3,288)	(200)	(12)	(755)	—	(4,255)
Administrative expenses	(25,328)	(9,075)	(2,962)	(2,918)	—	(40,283)
Statutory insurance fund contribution	(797)	(273)	(93)	—	—	(1,163)
Other expenses	(7,120)	(692)	(169)	(3,318)	1,673	(9,626)

Including: inter-segment expenses	(1,573)	(95)	(5)	—	1,673	—

Segment benefits, claims and expenses	(552,338)	(102,736)	(15,002)	(9,319)	1,673	(677,722)

Net gains on investments of associates and joint ventures	—	—	—	8,011	—	8,011

Including: share of profit of associates and joint ventures	—	—	—	9,159	—	9,159

Segment results	42,418	5,875	489	11,006	—	59,788

Income tax						(781)

Net profit						59,007

Attributable to
- Equity holders of the Company						58,281
- Non-controlling interests						726
Other comprehensive income attributable to equity holders of the Company	31,861	1,931	109	946	—	34,847
Depreciation and amortisation	2,671	917	312	479	—	4,379

	As at 31 December 2019
	Life	Health	Accident	Others	Elimination	Total
	RMB million
Assets
Financial assets	3,111,140	183,142	10,080	76,952	—	3,381,314
Others	8,953	12,109	572	222,983	—	244,617

Segment assets	3,120,093	195,251	10,652	299,935	—	3,625,931

Unallocated
Property, plant and equipment						51,758
Others						49,102

Total						3,726,791

Liabilities
Insurance contracts	2,385,407	158,800	8,529	—	—	2,552,736
Investment contracts	252,362	15,442	—	—	—	267,804
Securities sold under agreements to repurchase	106,377	6,447	365	4,899	—	118,088
Others	80,820	5,687	346	23,944	—	110,797

Segment liabilities	2,824,966	186,376	9,240	28,843	—	3,049,425

Unallocated
Others						268,007

Total						3,317,432